UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1.   Schedule of Investments.
Attached hereto.

AVK Advent Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2014 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 150.2%
	Convertible Bonds - 89.8%
	Airlines - 0.5%
$899,000	United Airlines, Inc.(a)	B	4.500%	01/15/2015	N/A	$2,225,587

	Apparel - 0.4%
1,363,000	Iconix Brand Group, Inc.(a)	NR	1.500%	03/15/2018	N/A	1,961,016

	Auto Manufacturers - 1.9%
500,000	Ford Motor Co.	BBB-	4.250%	11/15/2016	N/A	987,500
1,500,000	Tesla Motors, Inc.	B-	1.250%	03/01/2021	N/A	1,409,062
EUR 4,300,000	Volkswagen International Finance NV, Series REGS (Netherlands)	BBB	5.500%	11/09/2015	N/A	6,265,627
						8,662,189

	Auto Parts & Equipment - 0.5%
1,500,000	Meritor, Inc.	B-	7.875%	03/01/2026	12/01/20 @ 100	2,383,125

	Banks - 0.5%
EUR 1,800,000	CaixaBank SA, Series REPS (Spain)	NR	4.500%	11/22/2016	N/A	2,484,265

	Biotechnology - 8.3%
4,946,000	BioMarin Pharmaceutical, Inc.(a)	NR	1.500%	10/15/2020	N/A	5,221,121
5,895,000	Cubist Pharmaceuticals, Inc.(a) (b)	NR	1.125%	09/01/2018	N/A	6,344,494
304,000	Cubist Pharmaceuticals, Inc.(b)	NR	1.875%	09/01/2020	N/A	327,750
3,348,000	Exelixis, Inc.(a)	NR	4.250%	08/15/2019	N/A	3,151,305
1,227,000	Gilead Sciences, Inc., Series D(a)	A-	1.625%	05/01/2016	N/A	4,935,614
3,523,000	Illumina, Inc.(a) (b)	BBB-	0.500%	06/15/2021	N/A	3,516,394
1,750,000	Incyte Corp. Ltd.(a) (b)	NR	0.375%	11/15/2018	N/A	2,114,219
443,000	Incyte Corp. Ltd.(b)	NR	1.250%	11/15/2020	N/A	535,753
1,986,000	InterMune, Inc.	NR	2.500%	09/15/2018	N/A	2,992,654
1,000,000	Isis Pharmaceuticals, Inc.	NR	2.750%	10/01/2019	N/A	2,015,000
2,863,000	Medivation, Inc.(a)	NR	2.625%	04/01/2017	N/A	4,423,335
2,518,000	Theravance, Inc.(a)	NR	2.125%	01/15/2023	N/A	2,700,555
						38,278,194

	Commercial Services - 0.6%
1,545,000	Live Nation Entertainment, Inc.(a) (b)	NR	2.500%	05/15/2019	N/A	1,589,419
1,237,000	Macquarie Infrastructure Co., LLC	BBB-	2.875%	07/15/2019	N/A	1,344,464
						2,933,883

	Computers - 1.3%
2,339,000	SanDisk Corp.(a) (b)	BB+	0.500%	10/15/2020	N/A	2,732,244
2,024,000	Spansion, LLC(a) (b)	NR	2.000%	09/01/2020	N/A	3,087,865
						5,820,109

	Diversified Financial Services - 2.9%
2,646,000	Air Lease Corp.(a)	NR	3.875%	12/01/2018	N/A	3,702,746
EUR 2,300,000	Azimut Holding SpA (Italy)	NR	2.125%	11/25/2020	N/A	3,499,312
2,000,000	Encore Capital Group, Inc.(b)	NR	2.875%	03/15/2021	N/A	1,915,000
1,906,000	Portfolio Recovery Associates, Inc.(b)	NR	3.000%	08/01/2020	N/A	2,249,080
2,181,000	Walter Investment Management Corp.(a)	NR	4.500%	11/01/2019	N/A	2,022,878
						13,389,016

	Electrical Components & Equipment - 0.6%
1,579,000	General Cable Corp.(a) (c)	B	4.500%	11/15/2029	N/A	1,444,785
1,000,000	SunPower Corp.(b)	NR	0.875%	06/01/2021	N/A	1,130,625
						2,575,410

	Electronics - 1.0%
2,500,000	Fluidigm Corp.(a)	NR	2.750%	02/01/2034	02/06/21 @ 100	2,329,688
2,058,000	Vishay Intertechnology, Inc.(a) (b)	BB+	2.250%	11/15/2040	N/A	2,400,142
						4,729,830

	Energy-Alternate Sources - 0.3%
1,500,000	Solazyme, Inc.	NR	5.000%	10/01/2019	N/A	1,535,625

	Health Care Products - 3.6%
3,750,000	HeartWare International, Inc.(a)	NR	3.500%	12/15/2017	N/A	4,310,156
1,029,000	Hologic, Inc., Series 2010(a) (c) (d)	B+	2.000%	12/15/2037	12/15/16 @ 100	1,302,328
1,000,000	Spectranetics Corp.	NR	2.625%	06/01/2034	06/05/21 @ 100	1,125,625
1,200,000	Teleflex, Inc.	B+	3.875%	08/01/2017	N/A	2,144,250
4,000,000	Volcano Corp.(a)	NR	1.750%	12/01/2017	N/A	3,797,500
2,957,000	Wright Medical Group, Inc.(a)	NR	2.000%	08/15/2017	N/A	4,030,761
						16,710,620

	Health Care Services - 2.3%
2,418,000	Brookdale Senior Living, Inc.(a)	NR	2.750%	06/15/2018	N/A	3,306,615
2,000,000	HealthSouth Corp.	B	2.000%	12/01/2043	12/01/18 @ 100	2,285,000
1,355,000	Molina Healthcare, Inc.(a)	NR	1.125%	01/15/2020	N/A	1,594,666
2,116,000	WellPoint, Inc.(a)	A-	2.750%	10/15/2042	N/A	3,323,442
						10,509,723

	Home Builders - 0.8%
2,928,000	Ryland Group, Inc.(a)	BB-	1.625%	05/15/2018	N/A	3,552,030

	Household Products & Housewares - 1.5%
2,229,000	Jarden Corp.(a)	BB-	1.500%	06/15/2019	N/A	2,591,213
4,355,000	Jarden Corp.(b)	BB-	1.125%	03/15/2034	N/A	4,322,337
						6,913,550

	Insurance - 2.4%
1,975,000	Fidelity National Financial, Inc.(a)	BBB-	4.250%	08/15/2018	N/A	3,213,078
3,898,000	Radian Group, Inc.(a)	B-	3.000%	11/15/2017	N/A	5,064,964
399,000	Radian Group, Inc.	B-	2.250%	03/01/2019	N/A	532,665
CHF 1,750,000	Swiss Life Holding AG, Series SLHN (Switzerland)(e)	BBB	0.000%	12/02/2020	N/A	2,170,131
						10,980,838

	Internet - 7.7%
6,747,000	Ctrip.com International Ltd. (Cayman Islands)(a) (b)	NR	1.250%	10/15/2018	N/A	7,409,049
1,492,000	MercadoLibre, Inc.(b)	NR	2.250%	07/01/2019	N/A	1,524,637
6,430,000	Priceline Group, Inc.(a) (f)	BBB+	1.000%	03/15/2018	N/A	9,307,425
5,000,000	SINA Corp. (Cayman Islands)(a) (b)	NR	1.000%	12/01/2018	N/A	4,621,875
5,000,000	TIBCO Software, Inc.(a)	NR	2.250%	05/01/2032	05/05/17 @ 100	5,075,000
2,013,000	Vipshop Holdings Ltd. (Cayman Islands)(a)	NR	1.500%	03/15/2019	N/A	2,531,348
5,080,000	Yahoo!, Inc.(a) (b) (e)	BB+	0.000%	12/01/2018	N/A	5,146,675
						35,616,009

	Investment Companies - 1.1%
5,302,000	Prospect Capital Corp.(a) (b)	BBB	4.750%	04/15/2020	N/A	5,222,470

	Leisure Time - 0.4%
1,607,000	Callaway Golf Co.(a)	NR	3.750%	08/15/2019	08/15/15 @ 100	1,873,159

	Lodging - 1.2%
3,708,000	MGM Resorts International(a)	B+	4.250%	04/15/2015	N/A	5,513,333

	Machinery-Diversified - 0.8%
2,963,000	Chart Industries, Inc.(a)	BB-	2.000%	08/01/2018	N/A	3,896,345

	Media - 2.6%
2,983,000	Liberty Interactive, LLC(a)	BB	0.750%	03/30/2043	04/05/23 @ 100	4,168,742
4,500,000	Liberty Interactive, LLC(a) (b)	BB	1.000%	09/30/2043	10/05/16 @ 100	4,618,125
3,340,000	Liberty Media Corp.(b)	NR	1.375%	10/15/2023	N/A	3,427,675
						12,214,542

	Mining - 5.5%
1,200,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	1,400,400
12,500,000	Goldcorp, Inc. (Canada)	NR	2.000%	08/01/2014	N/A	12,500,000
5,000,000	Newmont Mining Corp., Series B(a)	BBB	1.625%	07/15/2017	N/A	5,356,250
3,019,000	Royal Gold, Inc.(a)	NR	2.875%	06/15/2019	N/A	3,290,710
2,000,000	Stillwater Mining Co., Series SWC(a)	B+	1.750%	10/15/2032	10/20/19 @ 100	2,987,500
						25,534,860

	Miscellaneous Manufacturing - 0.5%
1,178,000	Trinity Industries, Inc.(a)	BB+	3.875%	06/01/2036	06/01/18 @ 100	2,181,509

	Oil & Gas - 3.7%
7,161,000	Chesapeake Energy Corp.(a)	BB+	2.250%	12/15/2038	12/15/18 @ 100	6,923,792
2,750,000	Cobalt International Energy, Inc.(a)	CCC-	2.625%	12/01/2019	N/A	2,447,500
1,400,000	Cobalt International Energy, Inc.	CCC-	3.125%	05/15/2024	N/A	1,381,625
5,000,000	Energy XXI Bermuda Ltd. (Bermuda)(a) (b)	B-	3.000%	12/15/2018	N/A	4,743,750
1,441,000	Stone Energy Corp.	B-	1.750%	03/01/2017	N/A	1,663,454
						17,160,121

	Oil & Gas Services - 1.7%
1,000,000	Helix Energy Solutions Group, Inc.	NR	3.250%	03/15/2032	03/20/18 @ 100	1,318,750
2,560,000	Hornbeck Offshore Services, Inc.(a)	BB-	1.500%	09/01/2019	N/A	2,980,800
1,500,000	Newpark Resources, Inc.	B+	4.000%	10/01/2017	N/A	1,983,750
1,300,000	SEACOR Holdings, Inc.	BB-	2.500%	12/15/2027	12/19/17 @ 100	1,429,188
						7,712,488

	Pharmaceuticals - 3.8%
3,668,000	Array BioPharma, Inc.(a)	NR	3.000%	06/01/2020	N/A	3,452,505
2,974,000	Auxilium Pharmaceuticals, Inc.(a)	NR	1.500%	07/15/2018	N/A	3,174,745
921,000	Herbalife Ltd. (Cayman Islands)(a) (b)	NR	2.000%	08/15/2019	N/A	755,225
4,076,000	Omnicare, Inc.(a)	BB	3.500%	02/15/2044	02/15/19 @ 93	4,501,432
2,466,000	Orexigen Therapeutics, Inc.(a) (b)	NR	2.750%	12/01/2020	N/A	2,378,149
1,667,000	Salix Pharmaceuticals Ltd.(a)	NR	1.500%	03/15/2019	N/A	3,452,774
						17,714,830

	Real Estate - 1.3%
5,953,000	Forest City Enterprises, Inc.(a)	BB-	3.625%	08/15/2020	08/15/18 @ 100	6,217,164

	Real Estate Investment Trusts - 8.0%
3,268,000	American Realty Capital Properties, Inc.(a)	NR	3.000%	08/01/2018	N/A	3,339,487
8,500,000	Annaly Capital Management, Inc.(a)	NR	5.000%	05/15/2015	N/A	8,648,750
EUR 1,600,000	Beni Stabili SpA (Italy)	NR	3.375%	01/17/2018	N/A	2,479,582
6,949,000	Colony Financial, Inc.(a)	NR	3.875%	01/15/2021	N/A	7,083,637
308,000	DDR Corp.	BBB-	1.750%	11/15/2040	11/20/15 @ 100	369,793
982,000	Host Hotels & Resorts, LP(a) (b)	BBB	2.500%	10/15/2029	10/20/15 @ 100	1,642,395
2,252,000	NorthStar Realty Finance, LP(b)	NR	5.375%	06/15/2033	06/15/23 @ 100	4,062,045
4,259,000	Spirit Realty Capital, Inc.(a)	NR	3.750%	05/15/2021	N/A	4,312,259
4,398,000	Starwood Property Trust, Inc.(a)	BB-	4.000%	01/15/2019	N/A	4,999,976
						36,937,924

	Semiconductors - 7.4%
275,000	GT Advanced Technologies, Inc.(a)	NR	3.000%	12/15/2020	N/A	384,141
1,270,000	Microchip Technology, Inc.	NR	2.125%	12/15/2037	N/A	2,247,900
8,636,000	Micron Technology, Inc., Series G(a)	BB	3.000%	11/15/2043	11/20/18 @ 83	10,649,267
1,447,000	Novellus Systems, Inc.	BBB	2.625%	05/15/2041	N/A	3,028,752
2,990,000	NVIDIA Corp.(a) (b)	BB+	1.000%	12/01/2018	N/A	3,251,625
2,864,000	ON Semiconductor Corp., Series B(a)	BB+	2.625%	12/15/2026	12/20/16 @ 100	3,264,960
2,600,000	Semiconductor Manufacturing International Corp., Series REGS (Cayman Islands)(e)	NR	0.000%	11/07/2018	N/A	2,879,500
108,000	SunEdison, Inc.(b)	NR	2.000%	10/01/2018	N/A	167,265
5,916,000	SunEdison, Inc.(a) (b)	NR	0.250%	01/15/2020	N/A	5,971,463
1,643,000	Xilinx, Inc.(a)	A-	2.625%	06/15/2017	N/A	2,423,425
						34,268,298

	Software - 8.1%
3,000,000	Akamai Technologies, Inc.(a) (b) (e)	NR	0.000%	02/15/2019	N/A	3,045,015
1,525,000	Allscripts Healthcare Solutions, Inc.(a)	NR	1.250%	07/01/2020	N/A	1,740,406
1,188,000	Bottomline Technologies de, Inc.	NR	1.500%	12/01/2017	N/A	1,361,745
9,287,000	Citrix Systems, Inc.(a) (b)	BBB	0.500%	04/15/2019	N/A	10,117,026
1,000,000	Concur Technologies, Inc.	NR	0.500%	06/15/2018	N/A	1,110,000
3,621,000	Cornerstone OnDemand, Inc.(a)	NR	1.500%	07/01/2018	N/A	3,951,416
HKD 21,000,000	Kingsoft Corp. Ltd. (Cayman Islands)	NR	1.250%	04/11/2019	N/A	2,574,719
4,000,000	Nuance Communications, Inc.(a)	BB-	2.750%	08/15/2027	09/04/14 @ 100	4,102,500
2,948,000	Proofpoint, Inc.(b)	NR	1.250%	12/15/2018	N/A	3,397,570
2,966,000	ServiceNow, Inc.(a) (b) (e)	NR	0.000%	11/01/2018	N/A	3,199,573
2,450,000	Workday, Inc.(a)	NR	0.750%	07/15/2018	N/A	3,027,281
						37,627,251

	Telecommunications - 6.4%
EUR 500,000	Alcatel-Lucent, Series ALU (France)	CCC+	4.250%	07/01/2018	N/A	2,063,197
3,000,000	Ciena Corp.(b)	NR	4.000%	03/15/2015	N/A	3,358,125
6,000,000	Ciena Corp.(a)	B	0.875%	06/15/2017	N/A	5,973,750
229,000	Ciena Corp.	NR	4.000%	12/15/2020	N/A	300,133
12,500,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (b)	Ba1	8.250%	12/01/2040	12/01/17 @ 100	14,468,750
394,000	Finisar Corp.(b)	NR	0.500%	12/15/2033	12/22/18 @ 100	385,874
500,000	Palo Alto Networks, Inc.(b) (e)	NR	0.000%	07/01/2019	N/A	510,000
EUR 1,500,000	Telecom Italia Finance SA, Series REGS (Luxembourg)	B+	6.125%	11/15/2016	N/A	2,356,720
						29,416,549

	Transportation - 0.2%
1,100,000	UTi Worldwide, Inc. (British Virgin Islands)(b)	NR	4.500%	03/01/2019	N/A	1,145,375

	Total Convertible Bonds - 89.8%
	(Cost $415,166,393)					415,897,237

	Corporate Bonds - 40.8%
	Aerospace & Defense - 1.2%
5,305,000	Kratos Defense & Security Solutions, Inc.(a) (b)	B	7.000%	05/15/2019	05/15/16 @ 105	5,503,937

	Agriculture - 0.1%
625,000	Vector Group Ltd.(b)	B+	7.750%	02/15/2021	02/15/16 @ 106	665,625

	Auto Manufacturers - 0.9%
1,250,000	Allied Specialty Vehicles, Inc.(a) (b)	B+	8.500%	11/01/2019	11/01/16 @ 104	1,331,250
2,500,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.(a)	B	8.000%	06/15/2019	06/15/15 @ 104	2,675,000
						4,006,250

	Auto Parts & Equipment - 0.8%
1,075,000	Dana Holding Corp.(a)	BB+	6.750%	02/15/2021	02/15/16 @ 103	1,142,188
1,000,000	Goodyear Tire & Rubber Co.(a)	B+	8.250%	08/15/2020	08/15/15 @ 104	1,085,000
1,250,000	TRW Automotive, Inc.(a) (b)	BBB-	4.500%	03/01/2021	N/A	1,278,125
						3,505,313

	Banks - 2.2%
1,500,000	CIT Group, Inc.(a)	BB-	5.375%	05/15/2020	N/A	1,595,625
1,040,000	Credit Agricole SA (France)(a) (b) (g) (l)	BB+	7.875%	-	01/23/24 @ 100	1,106,040
7,282,000	Synovus Financial Corp.(a)	B+	5.125%	06/15/2017	N/A	7,500,460
						10,202,125

	Biotechnology - 0.3%
1,250,000	Novasep Holding SAS (France)(b)	B-	8.000%	12/15/2016	N/A	1,243,875

	Building Materials - 1.8%
1,050,000	Boise Cascade Co.(a)	B+	6.375%	11/01/2020	11/01/15 @ 105	1,113,000
6,108,000	Cemex SAB de CV (Mexico)(a) (b) (g)	B+	4.984%	10/15/2018	N/A	6,538,614
EUR 625,000	Pfleiderer GmbH (Germany)(b)	CCC+	7.875%	08/01/2019	08/01/16 @ 104	813,253
						8,464,867

	Chemicals - 2.1%
1,250,000	Ashland, Inc.(a)	BB	4.750%	08/15/2022	05/15/22 @ 100	1,215,625
1,312,000	Celanese US Holdings, LLC	BB+	5.875%	06/15/2021	N/A	1,426,800
1,250,000	Celanese US Holdings, LLC(a)	BB+	4.625%	11/15/2022	N/A	1,250,000
1,250,000	Cornerstone Chemical Co., Series AI(a)	B-	9.375%	03/15/2018	03/15/15 @ 107	1,334,375
625,000	HIG BBC Intermediate Holdings, LLC / HIG BBC Holdings Corp.(b) (h)	NR	10.500%	09/15/2018	03/15/16 @ 105	643,750
625,000	Kissner Milling Co. Ltd. (Canada)(a) (b)	B-	7.250%	06/01/2019	06/01/16 @ 106	640,625
EUR 1,040,000	Novacap International SAS (France)(b) (g)	B	5.209%	05/01/2019	05/01/15 @ 101	1,422,829
1,900,000	Vertellus Specialties, Inc.(a) (b)	CCC+	9.375%	10/01/2015	10/01/14 @ 100	1,919,000
						9,853,004

	Coal - 0.2%
500,000	CONSOL Energy, Inc.(a) (b)	BB	5.875%	04/15/2022	04/15/17 @ 104	507,813
272,000	SunCoke Energy, Inc.(a)	B+	7.625%	08/01/2019	08/01/15 @ 104	288,524
						796,337

	Commercial Services - 1.5%
925,000	ADT Corp.(a)	BB-	6.250%	10/15/2021	N/A	959,687
1,250,000	Cenveo Corp.(b)	B	6.000%	08/01/2019	02/01/19 @ 100	1,215,625
325,000	Live Nation Entertainment, Inc.(b)	B+	5.375%	06/15/2022	06/15/17 @ 104	326,625
4,096,000	Prospect Medical Holdings, Inc.(a) (b)	B-	8.375%	05/01/2019	05/01/15 @ 106	4,454,400
						6,956,337

	Distribution & Wholesale - 0.1%
300,000	Global Partners, LP/GLP Finance Corp.(b)	B+	6.250%	07/15/2022	07/15/17 @ 105	298,125

	Diversified Financial Services - 0.8%
1,450,000	Ally Financial, Inc.(a)	BB	7.500%	09/15/2020	N/A	1,676,562
625,000	Jefferies Finance, LLC / JFIN Co.-Issuer Corp.(a) (b)	B	6.875%	04/15/2022	04/15/17 @ 105	627,344
1,450,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(a)	B+	6.500%	06/01/2022	12/01/17 @ 103	1,417,375
						3,721,281

	Electric - 0.3%
1,250,000	Calpine Corp.(a) (b)	BB	7.875%	01/15/2023	01/15/17 @ 104	1,359,375

	Engineering & Construction - 0.2%
1,077,000	MasTec, Inc.(a)	BB-	4.875%	03/15/2023	03/15/18 @ 102	1,062,191

	Entertainment - 0.4%
1,250,000	Churchill Downs, Inc.(a) (b)	BB	5.375%	12/15/2021	12/15/16 @ 104	1,269,338
644,000	Six Flags Entertainment Corp.(a) (b)	BB-	5.250%	01/15/2021	01/15/16 @ 104	642,390
						1,911,728

	Environmental Control - 0.6%
1,250,000	Casella Waste Systems, Inc.(a)	CCC+	7.750%	02/15/2019	02/15/15 @ 104	1,293,750
1,250,000	Clean Harbors, Inc.(a)	BB+	5.125%	06/01/2021	12/01/16 @ 103	1,250,000
						2,543,750

	Food - 1.0%
1,500,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450%	03/15/2028	N/A	1,545,000
GBP 750,000	R&R Ice Cream PLC (United Kingdom)(a) (b)	B	5.500%	05/15/2020	05/15/16 @ 103	1,249,131
1,836,000	Simmons Foods, Inc.(b)	CCC	10.500%	11/01/2017	11/01/14 @ 105	1,962,225
						4,756,356

	Forest Products & Paper - 0.8%
1,875,000	Appvion, Inc.(b)	CCC+	9.000%	06/01/2020	12/01/16 @ 105	1,797,656
625,000	Catalyst Paper Corp. (Canada)(a) (h) (i)	NR	11.000%	10/30/2017	09/08/14 @ 100	503,125
1,200,000	Sappi Papier Holding GmbH (Austria)(a) (b)	BB	6.625%	04/15/2021	04/15/16 @ 103	1,275,000
300,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	323,250
						3,899,031

	Health Care Products - 0.4%
1,875,000	Biomet, Inc.(a)	B-	6.500%	08/01/2020	08/01/15 @ 105	2,027,156

	Health Care Services - 2.6%
1,250,000	Fresenius Medical Care US Finance, Inc.(a) (b)	BB+	5.750%	02/15/2021	N/A	1,353,125
1,250,000	Gentiva Health Services, Inc.(a)	CCC+	11.500%	09/01/2018	09/01/15 @ 103	1,326,562
2,575,000	HCA Holdings, Inc.(a)	B-	7.750%	05/15/2021	11/15/15 @ 104	2,784,219
1,875,000	Health Net, Inc.(a)	BB	6.375%	06/01/2017	N/A	2,048,437
625,000	HealthSouth Corp.(a)	BB-	8.125%	02/15/2020	02/15/15 @ 104	662,500
1,875,000	IASIS Healthcare, LLC / IASIS Capital Corp.(a)	CCC+	8.375%	05/15/2019	05/15/15 @ 104	1,987,500
1,625,000	Tenet Healthcare Corp.(a)	B+	6.000%	10/01/2020	N/A	1,702,188
						11,864,531

	Home Furnishings - 0.2%
EUR 625,000	Magnolia BC SA (Luxembourg)(b)	B	9.000%	08/01/2020	08/01/16 @ 105	865,519

	Household Products & Housewares - 0.4%
1,875,000	Reynolds Group Issuer, Inc.(a)	CCC+	9.000%	04/15/2019	10/15/15 @ 102	1,964,063

	Internet - 0.3%
1,250,000	Equinix, Inc.(a)	BB	5.375%	04/01/2023	04/01/18 @ 103	1,262,500

	Investment Companies - 0.3%
1,250,000	Covenant Surgical Partners, Inc.(b)	B-	8.750%	08/01/2019	08/01/16 @ 107	1,250,000

	Iron & Steel - 0.3%
300,000	Commercial Metals Co.	BB+	4.875%	05/15/2023	02/15/23 @ 100	290,250
835,000	Steel Dynamics, Inc.(a)	BB+	6.375%	08/15/2022	08/15/17 @ 103	893,450
						1,183,700

	Leisure Time - 0.5%
1,250,000	Carlson Wagonlit BV (Netherlands)(a) (b)	B+	6.875%	06/15/2019	06/15/15 @ 105	1,335,938
GBP 625,000	Travelex Financing PLC (United Kingdom)(b)	B	8.000%	08/01/2018	08/01/15 @ 104	1,121,136
						2,457,074

	Lodging - 0.0%+
16	MTR Gaming Group, Inc.	B-	11.500%	08/01/2019	08/01/15 @ 106	18

	Machinery-Construction & Mining - 0.2%
775,000	Permian Holdings, Inc.(a) (b)	B-	10.500%	01/15/2018	07/15/15 @ 108	790,500

	Machinery-Diversified - 0.3%
1,250,000	Waterjet Holdings, Inc.(a) (b)	B	7.625%	02/01/2020	02/01/17 @ 104	1,318,750

	Media - 1.6%
4,988,000	Clear Channel Communications, Inc.	CCC+	9.000%	12/15/2019	07/15/15 @ 105	5,137,640
312,000	Clear Channel Communications, Inc.	CCC+	11.250%	03/01/2021	03/01/16 @ 108	344,370
625,000	DISH DBS Corp.(a)	BB-	5.125%	05/01/2020	N/A	639,062
1,250,000	Starz, LLC / Starz Finance Corp.(a)	BB	5.000%	09/15/2019	09/15/15 @ 103	1,275,000
						7,396,072

	Mining - 1.0%
625,000	Barminco Finance Pty Ltd. (Australia)(a) (b)	B-	9.000%	06/01/2018	N/A	575,000
625,000	Compass Minerals International, Inc.(a) (b)	BB+	4.875%	07/15/2024	05/15/24 @ 100	615,625
589,000	First Quantum Minerals Ltd. (Canada)(a) (b)	B+	6.750%	02/15/2020	02/15/17 @ 103	603,725
589,000	First Quantum Minerals Ltd. (Canada)(a) (b)	B+	7.000%	02/15/2021	02/15/18 @ 104	609,615
1,250,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	BB-	8.250%	11/01/2019	11/01/15 @ 104	1,345,313
1,250,000	St Barbara Ltd. (Australia)(a) (b)	B-	8.875%	04/15/2018	10/15/15 @ 107	993,750
						4,743,028

	Miscellaneous Manufacturing - 1.7%
2,265,000	Bombardier, Inc. (Canada)(a) (b)	BB-	4.750%	04/15/2019	N/A	2,197,050
925,000	Dispensing Dynamics International(a) (b)	B-	12.500%	01/01/2018	01/01/16 @ 106	1,009,406
3,912,000	LSB Industries, Inc.(a)	B+	7.750%	08/01/2019	08/01/16 @ 104	4,215,180
625,000	Polymer Group, Inc.(a) (b)	CCC+	6.875%	06/01/2019	12/01/15 @ 105	632,031
						8,053,667

	Oil & Gas - 7.4%
2,542,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(a)	CCC+	9.625%	10/15/2018	10/15/15 @ 102	2,669,100
300,000	American Energy-Permian Basin, LLC / AEPB Finance Corp.(b)	CCC+	7.125%	11/01/2020	01/31/17 @ 105	289,875
1,425,000	American Energy-Permian Basin, LLC / AEPB Finance Corp.(b)	CCC+	7.375%	11/01/2021	07/31/17 @ 104	1,376,906
800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(a)	B-	7.875%	04/15/2022	01/15/17 @ 104	840,000
875,000	Chesapeake Energy Corp.	BB+	6.625%	08/15/2020	N/A	979,453
650,000	Chesapeake Energy Corp.	BB+	6.875%	11/15/2020	N/A	734,500
1,650,000	Clayton Williams Energy, Inc.(a)	B-	7.750%	04/01/2019	04/01/15 @ 104	1,740,750
975,000	Drill Rigs Holdings, Inc. (Marshall Islands)(a) (b)	B	6.500%	10/01/2017	10/01/15 @ 103	989,625
1,250,000	Energy XXI Gulf Coast, Inc.(a)	B	7.500%	12/15/2021	12/15/16 @ 106	1,312,500
465,000	Energy XXI Gulf Coast, Inc.(a) (b)	B	6.875%	03/15/2024	03/15/19 @ 103	463,837
1,250,000	Halcon Resources Corp.	CCC+	9.750%	07/15/2020	07/15/16 @ 105	1,343,750
7,052,000	Halcon Resources Corp.(a)	CCC+	8.875%	05/15/2021	11/15/16 @ 104	7,351,710
1,250,000	Lightstream Resources Ltd. (Canada)(a) (b)	B-	8.625%	02/01/2020	02/01/16 @ 104	1,300,000
250,000	Northern Blizzard Resources, Inc. (Canada)(a) (b)	B-	7.250%	02/01/2022	02/01/17 @ 105	264,375
1,550,000	Oasis Petroleum, Inc.(a) (b)	B+	6.875%	03/15/2022	09/15/17 @ 103	1,685,625
1,250,000	PBF Holding Co., LLC / PBF Finance Corp.(a)	BB+	8.250%	02/15/2020	02/15/16 @ 104	1,346,875
1,250,000	Penn Virginia Corp.(a)	B-	8.500%	05/01/2020	05/01/17 @ 104	1,390,625
1,225,000	QEP Resources, Inc.(a)	BB+	6.875%	03/01/2021	N/A	1,362,813
1,450,000	Range Resources Corp.(a)	BB	5.000%	08/15/2022	02/15/17 @ 103	1,493,500
1,250,000	Samson Investment Co.(a) (b)	CCC+	10.750%	02/15/2020	02/15/16 @ 105	1,271,875
1,100,000	SandRidge Energy, Inc.(a)	B-	8.125%	10/15/2022	04/15/17 @ 104	1,177,000
100,000	Seventy Seven Energy, Inc.(b)	B	6.500%	07/15/2022	07/15/17 @ 105	101,000
1,250,000	Tesoro Corp. (a)	BB+	5.375%	10/01/2022	10/01/17 @ 103	1,262,500
250,000	Unit Corp.(a)	BB-	6.625%	05/15/2021	05/15/16 @ 103	263,750
1,250,000	W&T Offshore, Inc.(a)	B-	8.500%	06/15/2019	06/15/15 @ 104	1,337,500
						34,349,444

	Oil & Gas Services - 0.6%
800,000	Forbes Energy Services Ltd.(a)	B	9.000%	06/15/2019	06/15/15 @ 105	816,000
190,000	Gulfmark Offshore, Inc.(a)	BB-	6.375%	03/15/2022	03/15/17 @ 103	190,950
1,500,000	SESI, LLC(a)	BBB-	6.375%	05/01/2019	05/01/15 @ 103	1,582,500
						2,589,450

	Pharmaceuticals - 0.6%
625,000	JLL/Delta Dutch Newco BV (Netherlands)(b)	CCC+	7.500%	02/01/2022	02/01/17 @ 106	646,094
1,875,000	Valeant Pharmaceuticals International(b)	B	6.750%	08/15/2021	02/15/16 @ 103	1,957,031
						2,603,125

	Pipelines - 0.7%
1,175,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	B	8.375%	06/01/2019	06/01/15 @ 104	1,263,125
300,000	Genesis Energy, LP / Genesis Energy Finance Corp.	B	5.750%	02/15/2021	02/15/17 @ 103	304,500
1,250,000	Regency Energy Partners, LP / Regency Energy Finance Corp.(a)	BB	5.750%	09/01/2020	06/01/20 @ 100	1,306,250
400,000	Tesoro Logistics, LP / Tesoro Logistics Finance Corp.	BB-	5.875%	10/01/2020	10/01/16 @ 103	414,000
						3,287,875

	Real Estate - 0.2%
750,000	Kennedy-Wilson, Inc.(a)	BB-	8.750%	04/01/2019	04/01/15 @ 104	807,188

	Real Estate Investment Trusts - 0.2%
450,000	DuPont Fabros Technology, LP(a)	BB	5.875%	09/15/2021	09/15/16 @ 104	461,250
570,000	Omega Healthcare Investors, Inc.(a)	BBB-	5.875%	03/15/2024	03/15/17 @ 103	597,075
						1,058,325

	Retail - 0.1%
625,000	First Cash Financial Services, Inc.(a) (b)	BB-	6.750%	04/01/2021	04/01/17 @ 105	667,188

	Semiconductors - 0.2%
375,000	Advanced Micro Devices, Inc.(b)	B	7.000%	07/01/2024	07/01/19 @ 104	366,562
625,000	Micron Technology, Inc.(b)	BB	5.500%	02/01/2025	08/01/19 @ 103	623,438
						990,000

	Software - 2.0%
77,000	Activision Blizzard, Inc.(a) (b)	BB+	6.125%	09/15/2023	09/15/18 @ 103	83,160
868,000	First Data Corp.(a)	B-	11.250%	01/15/2021	01/15/16 @ 108	985,180
7,000,100	First Data Corp.(a)	CCC+	11.750%	08/15/2021	05/15/16 @ 109	8,207,617
						9,275,957

	Telecommunications - 2.4%
1,311,000	Altice SA (Luxembourg)(a) (b)	B	7.750%	05/15/2022	05/15/17 @ 106	1,343,775
1,350,000	EarthLink Holdings Corp.(a)	B+	7.375%	06/01/2020	06/01/16 @ 106	1,437,750
300,000	Hughes Satellite Systems Corp.(a)	B+	6.500%	06/15/2019	N/A	332,625
3,125,000	Sprint Communications, Inc.(a) (b)	BB+	9.000%	11/15/2018	N/A	3,671,875
1,250,000	Telecom Italia SpA (Italy)(a) (b)	BB+	5.303%	05/30/2024	N/A	1,215,625
650,000	Telesat Canada / Telesat, LLC (Canada)(a) (b)	B	6.000%	05/15/2017	05/15/15 @ 102	666,575
1,275,000	T-Mobile USA, Inc.(a)	BB	6.633%	04/28/2021	04/28/17 @ 103	1,343,531
500,000	Windstream Corp.(a)	B	7.750%	10/01/2021	10/01/16 @ 104	541,875
650,000	Windstream Corp.(a)	B	7.500%	06/01/2022	06/01/17 @ 104	702,813
						11,256,444

	Transportation - 1.3%
475,000	Eletson Holdings (Liberia)(a) (b)	B	9.625%	01/15/2022	01/15/18 @ 105	502,312
715,000	Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (Marshall Islands)(a) (b)	B+	8.125%	11/15/2021	11/15/16 @ 106	727,513
625,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a)	B+	8.125%	02/15/2019	02/15/15 @ 104	642,187
1,250,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a) (b)	BB-	7.375%	01/15/2022	01/15/17 @ 106	1,275,000
450,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)(b)	B+	7.250%	05/01/2022	05/01/17 @ 105	460,125
400,000	Swift Services Holdings, Inc.(a)	B+	10.000%	11/15/2018	11/15/14 @ 105	429,000
NOK 12,000,000	Teekay Corp. (Marshall Islands)(g)	NR	6.480%	10/09/2015	N/A	1,950,604
						5,986,741

	Total Corporate Bonds - 40.8%
	(Cost $186,276,373)					188,797,822

Number
of Shares	Description					Value
	Term Loans - 0.7%(j)
902,468	Caraustar Industries, Inc.	B+	7.500%	05/01/2019	N/A	911,869
1,250,000	Energy & Exploration Partners	NR	7.750%	01/22/2019	N/A	1,232,812
1,250,000	Sprint Industrial Holdings LLC	CCC+	11.250%	05/14/2019	N/A	1,262,500
	(Cost $3,355,339)					3,407,181

	Convertible Preferred Stocks - 9.0%
	Aerospace & Defense - 1.1%
83,250	United Technologies Corp.(a)	BBB+	7.500%	08/01/2015		4,938,390

	Electric - 1.5%
40,950	Dominion Resources, Inc.(a)	BBB	6.375%	-		2,076,165
33,700	Exelon Corp.	BBB-	6.500%	-		1,653,996
50,000	NextEra Energy, Inc.(a)	BBB	5.889%	-		3,011,000
						6,741,161

	Food - 0.7%
69,524	Tyson Foods, Inc.	NR	4.750%	-		3,399,049

	Gas - 0.4%
38,150	Laclede Group, Inc.	NR	6.750%	-		2,063,915

	Hand & Machine Tools - 1.2%
38,605	Stanley Black & Decker, Inc.(a)	Baa3	4.750%	11/17/2015		5,063,046
2,801	Stanley Black & Decker, Inc.	BBB+	6.250%	11/17/2016		317,633
						5,380,679

	Insurance - 0.5%
74,583	MetLife, Inc.(a)	BBB-	5.000%	10/08/2014		2,256,882

	Oil & Gas - 2.8%
6,977	Chesapeake Energy Corp.(a) (b) (l)	B+	5.750%	-		8,328,794
9,667	Energy XXI Bermuda Ltd. (Bermuda)(l)	CCC	5.625%	-		2,471,127
22,000	Penn Virginia Corp., Series B(a) (b) (k) (l)		6.000%	-		2,203,564
						13,003,485

	Real Estate Investment Trusts - 0.8%
35,500	American Tower Corp., Series A(a)	NR	5.250%	-		3,917,425

	Total Convertible Preferred Stocks - 9.0%
	(Cost $42,077,606)					41,700,986

	Common Stocks - 9.9%
	Aerospace & Defense - 0.3%
8,250	Lockheed Martin Corp.					1,377,502

	Airlines - 0.3%
39,712	Delta Air Lines, Inc.					1,487,612

	Auto Manufacturers - 0.9%
58,514	Ford Motor Co.					995,909
89,793	General Motors Co.(a)					3,036,799
						4,032,708

	Banks - 0.4%
36,825	Citigroup, Inc.					1,801,111

	Beverages - 0.2%
11,700	PepsiCo, Inc.					1,030,770

	Electric - 0.2%
19,000	Consolidated Edison, Inc.					1,065,710

	Internet - 0.9%
10,225	Amazon.com, Inc.(k)					3,200,322
22,975	Yahoo!, Inc.(f) (k)					822,735
						4,023,057

	Lodging - 0.4%
9,550	Wynn Resorts Ltd.					2,036,060

	Media - 0.6%
31,850	DIRECTV(a) (k)					2,740,692

	Oil & Gas - 0.6%
300,000	Lightstream Resources Ltd. (Canada)					1,984,109
40,700	Par Petroleum Corp.(k)					767,195
						2,751,304

	Oil & Gas Services - 0.4%
42,900	Hornbeck Offshore Services, Inc.(a) (k)					1,874,730

	Pharmaceuticals - 0.7%
39,000	Merck & Co., Inc.(f)					2,212,860
7,514	Pharmacyclics, Inc.(k)					904,986
						3,117,846

	Real Estate Investment Trusts - 0.1%
34,100	NorthStar Realty Finance Corp.(a) (k)					549,010

	Retail - 2.0%
35,000	L Brands, Inc.					2,028,950
25,207	Lululemon Athletica, Inc. (Canada)(a) (k)					969,713
44,025	Macy's, Inc.					2,544,205
58,200	Target Corp.					3,468,138
						9,011,006

	Semiconductors - 0.4%
43,875	Texas Instruments, Inc.(f)					2,029,219

	Telecommunications - 1.5%
58,500	T-Mobile US, Inc.(k)					1,926,990
43,875	Verizon Communications, Inc.(a)					2,212,177
86,175	Vodafone Group PLC, ADR (United Kingdom)(f)					2,862,734
						7,001,901

	Total Common Stocks - 9.9%
	(Cost $45,809,394)					45,930,238

	Right - 0.0%+
	Oil & Gas - 0.0%+
46,700	Par Petroleum Corp. (k)					28,585
	(Cost $0)

	Total Long-Term Investments - 150.2%
	(Cost $692,685,105)					695,762,049

Contracts	Options Purchased		Expiration Date	Exercise Price		Value
	Put Options Purchased - 0.2%
3,187	SPDR S&P 500 ETF Trust		September 2014	$189.00		940,165
	(Cost $827,476)

Number
of Shares	Description					Value
	Short-Term Investments - 6.2%
	Money Markets - 6.2%
18,743,907	Goldman Sachs Financial Prime Obligations - Administration Share Class(m)					18,743,907
10,074,181	Goldman Sachs Prime Obligations - Administration Share Class(m)					10,074,181
	(Cost $28,818,088)					28,818,088

	Total Investments - 156.6%
	(Cost $722,330,669)					725,520,302
	Assets in excess of other Liabilities - 0.1%					201,922
	Total Value of Options Written - (0.1%) (Premiums received $438,635)					(294,742)
	Margin Loan - (36.7% of Net Assets or 23.4% of Total Investments)					(170,000,000)
	Reverse Repurchase Agreements - (19.9% of Net Assets or 12.7% of Total Investments)					(92,000,000)
	Net Assets - 100.0%					$ 463,427,482

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CHF - Swiss Franc
EUR - Euro
GBP - Great Britain Pound
GmbH - Limited Liability
HKD - Hong Kong Dollar
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NOK - Norwegian Krone
NV - Publicly Traded Company
PLC - Public Limited Company
Pty - Proprietary
S&P - Standard & Poor's
SA - Corporation
SpA - Limited Share Company
SAB de CV - Publicly Traded Company

All percentages shown in the Portfolio of Investments are based on Net Assets, unless otherwise noted.
~	The principal amount is denominated in U.S. Dollars, unless otherwise noted.
+	Less than 0.1%
*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
(a)	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2014, the total amount segregated was $455,659,599.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2014 these securities amounted to $217,570,255, which represents 47.0% of net assets.

(c)	Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(d)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(e)	Zero coupon bond.
(f)	All or a portion of this security represents cover for outstanding written options.
(g)	Floating or variable rate coupon. The rate shown is as of July 31, 2014.
(h)	Security is a pay-in-kind bond.
(i)
The issuer of this security may elect on May 1 or November 1 of each year to pay the 11.000% coupon entirely in cash, or accrue interest at a rate of 13.000% per annum and make interest payments as follows: (1) 7.5% in cash and (2) 5.5% payment-in-kind shares issued out of the restructuring. During the period, the issuer has elected to pay the 11.000% coupon entirely in cash.

(j)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. The rate presented is as of period end. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(k)	Non-income producing security.
(l)	Security is perpetual and, thus does not have a predetermined maturity date.
(m)	All or a portion of these securities have been physically segregated as collateral for forward exchange currency contracts. As of July 31, 2014, the total amount segregated was $28,818,088.

See previously submitted notes to financial statements for the period ended April 30, 2014.

Contracts (100 shares per contract)	Options Written(a)	Expiration Month	Exercise Price	Value
	Call Options Written - (0.1%)
388	Merck & Co., Inc.	October 2014	$60.00	$ (20,176)
34	Priceline Group, Inc.	October 2014	1,280.00	(190,400)
437	Texas Instruments, Inc.	January 2015	50.00	(44,574)
368	Vodafone Group PLC	January 2015	42.00	(5,152)
246	Yahoo!, Inc.	October 2014	40.00	(34,440)
	Total Value of Options Written - (0.1%)
	(Premiums received $438,635)			$(294,742)
(a)	Non-income producing security.

At July 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on |Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$ 724,833,740	$ 19,433,852	$ (18,747,290)	$ 686,562	$ 483,539

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

The Board of Trustees of the Fund (“Board”) has adopted Valuation Procedures (the “Procedures”) to establish the method by which the portfolio securities of the Fund will be valued in accordance with the Investment Company Act of 1940 and the rules and regulations thereunder. The Board has delegated the day-to-day responsibility for the valuation of the Fund’s portfolio securities to Advent Capital Management, LLC, in its capacity as the investment adviser or investment manager to the Fund (the “Adviser”). The Adviser is required to make valuation determinations in accordance with the Procedures acting through its valuation committee (the “Committee”). Among other things, the Committee will determine in good faith the fair value of Fund portfolio securities for which market quotations are not readily available in accordance with the Procedures. The Procedures state that the current fair value of a portfolio security is the amount which the Fund might reasonably expect to receive upon the current sale of the security when both the buyer and the seller have no compulsion to buy or sell and both parties have reasonable knowledge of the relevant facts. Information about the Committee’s fair value determinations is presented to the Board on a quarterly basis.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2014.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves);

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended July 31, 2014.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of July 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(Value in $000s)
Assets:
Convertible Bonds	$-	$415,897	$-	$415,897
Corporate Bonds	-	188,798	-	188,798
Term Loans	-	3,407	-	3,407
Convertible Preferred Stocks	41,701	-	-	41,701
Common Stocks	45,930	-	-	45,930
Preferred Stocks	2,204	-	-	2,204
Right	-	29	-	29
Put Options Purchased	940	-	-	940
Money Market Fund	28,818	-	-	28,818
Forward Exchange Currency Contracts	-	835	-	835
Total	$119,593	$608,966	$-	$728,559
Liabilities:
Call Options Written	$295	$-	$-	$295
Forward Exchange Currency Contracts	-	496	-	496
Total	$295	$496	$-	$791

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels during the period ended July 31, 2014.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 29, 2014

By:	/s/ Robert White Robert White Treasurer and Chief Financial Officer

Date:	September 29, 2014